WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity-classified warrants [Abstract]
Number of shares (in shares)	10,001,591	10,216,597
Consultant [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	1,163,759	1,128,759
Weighted Average Exercise price (in dollars per share)	$ 2.36	$ 2.28
Expiration	July 2014 through February 2019	February 2014 through January 2018
Financing 2009 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	1,205,510	1,455,516
Weighted Average Exercise price (in dollars per share)	$ 3.00	$ 3.00
Expiration	June 2014 through September 2014	February 2014 through September 2014
Financing 2010 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	1,022,943	1,022,943
Weighted Average Exercise price (in dollars per share)	$ 3.38	$ 3.38
Expiration	January 2015 through May 2015	January 2015 through May 2015
Financing 2011 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	1,936,785	1,936,785
Weighted Average Exercise price (in dollars per share)	$ 3.24	$ 3.24
Expiration	January 2016 through April 2016	January 2016 through April 2016
Financing 2012 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	296,366	296,366
Weighted Average Exercise price (in dollars per share)	$ 3.00	$ 3.00
Expiration	December 2017	December 2017
Financing 2013 [Member]
Equity-classified warrants [Abstract]
Number of shares (in shares)	4,376,228	4,376,228
Weighted Average Exercise price (in dollars per share)	$ 1.97	$ 1.97
Expiration	December 2017 through August 2023	December 2017 through August 2023